12. Related Party Transactions	12 Months Ended
Jun. 30, 2020
Notes
12. Related Party Transactions

12.   Related Party Transactions

Key management personnel of the Company include three persons having the authority and responsibility for planning, directing and controlling the activities of the Company and its wholly owned operating subsidiaries, (collectively the "Officers"). Each one of the Officers, together with each non-executive and independent member of the Company's board of directors and any shareholder controlling 10% or more of the Company's voting common shares, is considered to be a "Related Party".

•Related Party Balances - At the completion of the year ended 30 June 2020, the balances due to Related Parties, compared to the balance due them at the end of the Company's previous fiscal year ended 30 June 2019 ("FYE19"), are as follows:

a)an aggregate amount of $271,683 (FYE19 - $227,045) was due and payable to the Company's Officers as accumulated and unpaid salary and fees. These amounts are included in accounts payable and are unsecured and non-interest bearing;

b)an aggregate amount of $87,500 (FYE19 - $87,500) was due and payable to the Company's CEO as repayment of accumulated loans made in prior years by the CEO to the Company for assistance with working capital. This loan is interest free with no fixed repayment terms;

c)an aggregate amount of $20,000 (FYE19 - $nil) was due and payable to two of the Company’s Directors ($10,000 each) for working capital loans made by them to the Company.  These loans are, are interest free, and both matured on 31 March 2020;

•Transactions With Related Parties - During the fiscal year ended 30 June 2020, the Company received $20,000 working capital loans from two directors and issued a total of 5,000,000 incentive stock options to three directors with an exercise price of $0.05 and a term of 1.75 years. The fair value of these incentive stock options was determined to be $52,495, using the Black Scholes Option Pricing model (Note 11).

•Compensation Of Officers - During the year ended 30 June 2020, aggregate compensation was paid or accrued to Officers of the Company, including Officers of subsidiaries, as follows, together with a comparison to the amount paid or accrued to them for FYE19 and the fiscal year ended 30 June 2018 ("FYE18"):

a)During this fiscal year ended 30 June 2020, the Company or its wholly owned subsidiaries paid or accrued salary, fees, or other compensation to Officers in the amount of $130,895 (FYE19 - $142,445, FYE18 - $148,604).

b)The CEO of the Company voluntarily suspended and terminated payment and accrual of his salary as CEO of the Company effective on 1 July 2017 and continuing until such time as the Company's financial condition permits a resumption and such resumption is approved by the Board of Directors. Consequently, the Company did not directly accrue any salary, during FYE20 or FYE19, for the CEO.

•Former Related Party Balances Due -

a)Former CFO - A former CFO of the Company resigned effective 31 December 2017, and accordingly, the Company terminated accrual of salary upon his resignation date and agreed to issue 4,000,000 common shares to settle $200,000 in accumulated unpaid salary and pay a total amount of $125,000 by end November 2018 to settle all outstanding compensation and amounts due. The settlement shares were issued on 2 January 2018 at a fair value of $0.016 per share and total value of $64,000 and the Company realized a gain on settlement of $136,000. Commencing from 1 January 2018, the CFO agreed to continue as "Acting CFO" without additional compensation and did so until his replacement as Acting CFO on 7 November 2018. Accordingly, during the two fiscal years ended 30 June 2019 and 30 June 2020, the Company did not pay or accrue salary for the former CFO. On 7 December 2018 the former CFO ceased to be a director and also thereupon ceased to be a Related Party of the Company. The Company has paid a total of $75,000 of the amount due the former CFO by 30 November 2018. At the 30 June 2020 fiscal year end, a total remaining balance due the former CFO in the amount of $50,000 (FYE19 - $105,021) is past due and unpaid and included in accounts payable.

b)Former Vice President - The Company's former Vice President of Business Development resigned to pursue other personal opportunities effective on 7 December 2019. At the end of Fiscal 2020, a total remaining balance due the former Vice President in the amount of $38,776 (FYE19 - $42,636) is due and unpaid and included in accounts payable.